Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock options outstanding and exercisable
Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2021	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2021	Exercise Price
	Years		$
38,000	0.25	38,000	4.30
50,000	0.25	40,000	1.32
30,000	0.25	30,000	1.4776
825,000	0.25	825,000	1.41
370,000	9.5	185,000	1.81
245,000	9.5	—	2.49
1,558,000		1,118,000

Schedule of stock option plan
	Three months ended March 31 2022		Year ended December 31 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding at the beginning of year/period:	1,558,000	$1.74	1,158,000	$2.24
Changes during the year/period:
Granted	—	—	740,000	1.97
Exercised	—	—	(60,000)	1.35
Forfeited	(818,000)	1.54	(280,000)	1.41
Options outstanding at end of year/period	740,000	$1.97	1,558,000	$1.74
Options exercisable at end of year/period	402,500	$1.69	1,118,000	$1.57

	2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$
Options outstanding at the beginning of year:	1,158,000	2.24	1,167,000	2.34
Changes during the year:
Granted	740,000	1.97	1,300,000	1.32
Exercised	(60,000)	1.35	(1,198,000)	1.97
Forfeited	(280,000)	1.41	(111,000)	2.81
Options outstanding at end of year	1,558,000	1.74	1,158,000	2.24
Options exercisable at year-end	1,118,000	1.57	1,138,000	2.36

Schedule of warrants outstanding
	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2021	62,863,879	$2.854	4.5
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance, March 31, 2022 (Unaudited)	62,863,879	$2.854	4.25

	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2020	12,994,545	$2.31	4
Granted	54,863,876	$2.81	4.5
Forfeited	(2,544,055)	$1.01	—
Exercised	(2,450,487)	$1.01	—
Balance, December 31, 2021	62,863,879	$2.854	4.5